Consolidated Statements of Changes in Equity - BRL (R$) R$ in Thousands		Total	Capital	Treasury shares	Capital reserves	Profit reserves Legal	Profit reserves Statutory	Additional paid-in capital	Other comprehensive income [1]	Retained earnings	Equity attributable to controlling shareholders	Non-controlling interest
Balance at Dec. 31, 2015		R$ 90,914,762	R$ 43,100,000	R$ (431,048)	R$ 35,973	R$ 6,052,949	R$ 43,867,071	R$ 70,496	R$ (4,002,724)	R$ 2,096,710	R$ 90,789,427	R$ 125,335
Net income		17,992,726								17,894,249	17,894,249	98,477
Financial assets available for sale		3,711,027							3,711,027		3,711,027
Foreign currency translation adjustment		(107,011)							(107,011)		(107,011)
Other		0
Comprehensive income		21,596,742							3,604,016	17,894,249	21,498,265	98,477
Increase of non-controlling shareholders' interest		3,265										3,265
Purchase of treasury shares		(9,466)		(9,466)							(9,466)
Capital increase of with reserves	[2]		8,000,000				(8,000,000)
Transfers to reserves						754,179	7,353,617			(8,107,796)
Interest on equity and dividends		(7,026,096)								(6,975,782)	(6,975,782)	(50,314)
Balance at Dec. 31, 2016		105,479,207	51,100,000	(440,514)	35,973	6,807,128	43,220,688	70,496	(398,708)	4,907,381	105,302,444	176,763
Net income		17,314,603								17,089,364	17,089,364	225,239
Financial assets available for sale		2,187,365							2,187,365		2,187,365
Foreign currency translation adjustment		29,002							29,002		29,002
Other		0
Comprehensive income		19,530,970							2,216,367	17,089,364	19,305,731	225,239
Increase of non-controlling shareholders' interest		2,099										2,099
Capital increase of with reserves	[3]		8,000,000				(8,000,000)
Transfers to reserves						732,888	6,720,523			(7,453,411)
Interest on equity and dividends		(7,318,572)								(7,204,344)	(7,204,344)	(114,228)
Balance at Dec. 31, 2017		117,693,704	59,100,000	(440,514)	35,973	7,540,016	41,941,211	70,496	1,817,659	7,338,990	117,403,831	289,873
Adoption of IFRS 9 (Note 47)		(2,137,214)							665,540	(2,802,754)	(2,137,214)
Balance on January 1ST, 2018		115,556,490	59,100,000	(440,514)	35,973	7,540,016	41,941,211	70,496	2,483,199	4,536,236	115,266,617	289,873
Net income		16,748,439								16,583,915	16,583,915	164,524
Financial assets at fair value through other comprehensive income		(296,915)							(296,915)		(296,915)
Foreign currency translation adjustment		113,198							113,198		113,198
Other		(92,764)							(92,764)		(92,764)
Comprehensive income		16,471,958							(276,481)	16,583,915	16,307,434	164,524
Increase of non-controlling shareholders' interest		2,265										2,265
Capital increase of with reserves	[4]		8,000,000				(8,000,000)
Transfers to reserves						954,247	10,832,110			(11,786,357)
Interest on shareholders' equity		(7,354,593)								(7,298,596)	(7,298,596)	(55,997)
Balance at Dec. 31, 2018		R$ 124,676,120	R$ 67,100,000	R$ (440,514)	R$ 35,973	R$ 8,494,263	R$ 44,773,321	R$ 70,496	R$ 2,206,718	R$ 2,035,198	R$ 124,275,455	R$ 400,665

[1]	Mainly composed of financial assets at fair value through other comprehensive income and gains and losses with cash flow hedge and foreign investment;
[2]	At Special Shareholders' Meeting held on March 10, 2016, the shareholders approved the Board of Directors' proposal to increase the capital by R$8,000,000 thousand, from R$43,100,000 thousand to R$51,100,000 thousand, with bonus in shares, through capitalization of part of the balance of the caption 'Profit reserves - Statutory Reserve', in conformity with Article 169 of Law No. 6,404/76, with issuance of 504,872,885 new registered shares, without par value, of which 252,436,456 are common and 252,436,429 are preferred shares, which will be granted to the shareholders, free of charge, as bonus, at the proportion of 1 new share to each 10 shares of the same type held by them on the base date;
[3]	At Special Shareholders' Meeting held on March 10, 2017, the shareholders approved the Board of Directors' proposal to increase the capital by R$8,000,000 thousand, from R$51,100,000 thousand to R$59,100,000 thousand, with bonus in shares, through capitalization of part of the balance of the caption 'Profit reserves - Statutory Reserve', in conformity with Article 169 of Law No. 6,404/76, with issuance of 555,360,173 new registered shares, without par value, of which 277,680,101 are common and 277,680,072 are preferred, which were granted to the shareholders, free of charge, as bonus, at the proportion of 1 new share to each 10 shares of the same type held by them on the base date;
[4]	At Special Shareholders' Meeting held on March 12, 2018, the shareholders approved the Board of Directors' proposal to increase the capital by R$8,000,000 thousand, from R$59,100,000 thousand to R$67,100,000 thousand, with bonus in shares, through capitalization of part of the balance of the caption 'Profit reserves - Statutory Reserve', in conformity with Article 169 of Law No. 6,404/76, with issuance of 610,896.190 new registered shares, without par value, of which 305,448,111 common and 305,448,079 are preferred shares, granted to the shareholders, free of charge, as bonus, at the proportion of 1 new share to each 10 shares of the same type held by them.